Note 10 - Derivative Instruments	12 Months Ended
Dec. 31, 2023
Disclosure Text Block [Abstract]
Derivative Instruments
Note 10: Derivative Instruments
General
Our current risk management policy provides that up to 75% of five years of our foreign currency, lead and zinc metals price and silver and gold
price exposure may be covered under a derivatives program with certain other limitations. Our program also utilizes derivatives to manage price risk exposure created from when revenue is recognized from a shipment of concentrate until final settlement.

These instruments expose us to (i) credit risk in the form of non-performance by counterparties for contracts in which the contract price exceeds the spot price of the hedged commodity or foreign currency and (ii) price risk to the extent that the spot price or currency exchange rate exceeds the contract price for quantities of our production and/or forecasted costs covered under contract positions.
Foreign Currency
Our wholly-owned subsidiaries owning the Casa Berardi operation and Keno Hill operation are USD-functional entities which
routinely
incur
expenses denominated in CAD. Such expenses expose us to exchange rate fluctuations between the USD and CAD. We have a program to manage our exposure to fluctuations in the USD exchange rate for these subsidiaries’ future operating and capital costs denominated in CAD. The program related to forecasted cash operating costs at Casa Berardi and Keno Hill utilizes forward contracts to buy CAD, some of which are designated as cash flow hedges. As of December 31, 2023, we have a total of 576 forward contracts outstanding to buy a total of CAD $422.1 million having a notional amount of USD$332.3 million for Casa Berardi, Keno Hill, and some corporate Canadian expenses. The CAD contracts that are related to forecasted cash operating costs at Casa Berardi and Keno Hill from 2024-2026 have a total notional value of CAD$355.4 million and have CAD-to-USD exchange rates ranging between 1.27670 and 1.36920. The CAD contracts that are related to forecasted capital expenditures at Casa Berardi from 2024-2026 have a total notional value of CAD$42.8 million at an average CAD-to-USD exchange rate of 1.353. The CAD contracts that are related to forecasted capital expenditures at Keno Hill from 2024-2026 have a total notional value of CAD$22.9 million at an average CAD-to-USD exchange rate of 1.354.
As of December 31, 2023 and 2022, we recorded the following balances for the fair value of the contracts (in millions):

	December 31,
Balance sheet line item:	2023	2022
Other current assets	$2.7	$1.1
Other non-current assets	2.0	0.4
Current derivative liabilities	(1.1)	(4.0)
Non-current derivative liabilities	(0.4)	(3.6)
Net unrealized gains of $1.3 million related to the effective portion of the hedges were included in accumulated other comprehensive income (loss) as of December 31, 2023. Unrealized gains and losses will be transferred from accumulated other comprehensive loss to current earnings as the underlying operating expenses are recognized. We estimate $0.2 million in net unrealized gains included in accumulated other comprehensive income (loss) as of December 31, 2023 will be reclassified to current earnings in the next twelve months. Net realized loses of $3.6 million on contracts related to underlying expenses which have been recognized were transferred from accumulated other comprehensive loss and included in cost of sales and other direct production costs for the year ended December 31, 2023. Net unrealized gains of $1.2 million related to contracts not designated as hedges and no net unrealized gains or losses related to ineffectiveness of the hedges were included in fair value adjustments, net on our consolidated statements of operations and comprehensive (loss) income for the year ended December 31, 2023.
Metals Prices
We are currently using financially-settled forward contracts to manage the exposure
to
:

•	changes in prices of silver, gold, zinc and lead contained in our concentrate shipments between the time of shipment and final settlement; and

•	changes in prices of zinc and lead (but not silver and gold) contained in our forecasted future concentrate shipments.
The following tables summarize the quantities of metals committed under forward sales contracts at December 31, 2023 and 2022:

December 31, 2023	Ounces/pounds under contract (in 000’s)				Average price per ounce/pound
	Silver (ounces)	Gold (ounces)	Zinc (pounds)	Lead (pounds)	Silver (ounces)	Gold (ounces)	Zinc (pounds)	Lead (pounds)
Contracts on provisional sales
2023 settlements	735	3	441	15,542	24.40	2,045	1.51	1.00
Contracts on forecasted sales
2024 settlements	—	—	—	56,713	N/A	N/A	N/A	0.98
2025 settlements	—	—	—	49,273	N/A	N/A	N/A	0.98

December 31, 2022	Ounces/pounds under contract (in 000’s)				Average price per ounce/pound
	Silver (ounces)	Gold (ounces)	Zinc (pounds)	Lead (pounds)	Silver (ounces)	Gold (ounces)	Zinc (pounds)	Lead (pounds)
Contracts on provisional sales
2022 settlements	3,124	8	18,629	11,960	$21.55	$1,795	$1.38	$0.98
Contracts on forecasted sales
2022 settlements	—	—	37,533	75,618	N/A	N/A	$1.34	$1.00
2023 settlements	—	—	—	45,856	N/A	N/A	N/A	$0.99
Effective November 1, 2021, we designated the contracts for lead and zinc contained in our forecasted future shipments as hedges for accounting purposes, with gains and losses deferred to accumulated other comprehensive loss until the hedged product ships. Prior to November 1, 2021, these contracts did not qualify for hedge accounting and were therefore marked-to-market through earnings each period. The forward contracts for silver and gold contained in our concentrate shipments have not been designated as hedges and are marked-to-market through earnings each period.
At December 31, 2023 and 2022, we recorded the following balances for the fair value of forward contracts held at that time (in millions):

	December 31, 2023			December 31, 2022
Balance sheet line item:	Contracts in an asset position	Contracts in a liability position	Net asset (liability)	Contracts in an asset position	Contracts in a liability position	Net asset (liability)
Other current assets	$3.1	$—	$3.1	$1.2	$—	$1.2
Other non-current assets	1.5	—	1.5	0.1	—	0.1
Current derivatives liability	—	(0.1)	(0.1)	—	(12.1)	(12.1)
Non-current derivatives liability	$—	$—	$—	$—	$(2.5)	$(2.5)
Net realized and unrealized gains of $14.6 million related to the effective portion of the contracts designated as hedges were included in accumulated other comprehensive loss as of December 31, 2023. Realized and unrealized gains and losses will be transferred from accumulated other comprehensive loss to current earnings as the underlying forecasted sales transaction is recognized. We estimate $12.6 million in net realized and unrealized gains included in accumulated other comprehensive loss as of December 31, 2023 will be reclassified to current earnings in the next twelve months. The realized gains arose due to cash settlement of zinc and lead contracts in 2023 and zinc contracts in 2022 prior to maturity for proceeds of $8.5 million and $17.4 million, respectively. There were no early settlements in 2021. We recognized a net gain of $19.7 million, including a $20.6 million gain transferred from accumulated other comprehensive income (loss) during 2023 on the contracts utilized to manage exposure to changes in prices of metals in our concentrate shipments, which is included in sales of products. The net loss recognized on the contracts offsets gains related to price adjustments on our provisional concentrate sales due to changes to silver, gold, lead and zinc prices between the time of sale and final settlement.
We recognized a $32.9 million
net
loss
during 2021 on the contracts utilized to manage exposure to changes in prices for forecasted future sales prior to their hedge designation. The net loss on these contracts is included in the fair value adjustments, net line item under other income (expense), as
they relate to forecasted future sales, as opposed to sales that have already taken place but are subject to final pricing as discussed in the preceding paragraph. The net loss for 2021 is the result of increasing silver, gold, zinc and lead prices
.
Credit-risk-related Contingent Features
Certain of our derivative contracts contain cross default provisions which provide that a default under our revolving credit agreement would cause a default under the derivative contract. As of December 31, 2023, we have not posted any collateral related to these contracts. The fair value of derivatives in a net liability position related to these arrangements was $1.6 million as of December 31, 2023, and includes accrued interest but excludes any adjustment for nonperformance risk. If we were in breach of any of these provisions at December 31, 2023, we could have been required to settle our obligations under the agreements at their termination value of $1.6 million.